Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of maturity analysis of finance lease payments receivable

€million	2025	2024	2023
Amounts receivable under finance leases:
Year 1	4	1	—
Year 2	4	1	—
Year 3	4	1	—
Year 4	4	1	—
Year 5	2	1	—
Onwards	3	—	—

Undiscounted lease payments	21	5	—
Unguaranteed residual value	2	—	—
Less: unearned finance income	(4)	—	—

Present value of lease payments receivable	19	5	—
Impairment loss allowance	—	—	—

Net investment in finance leases	19	5	—
Net investment in finance leases analysed as:
Recoverable after 12 months	16	4	—
Recoverable within 12 months	3	1	—

Schedule of amounts recognised in the consolidated income statement explanatory

€million	2025	2024	2023
Selling gain/(loss) for finance leases	(1)	5	—
Finance income on the net investment in finance leases (see Note 8)	1	—	—

Schedule of quantitative information about right-of-use assets
The Group leases office buildings, third-party transponders, ground segment assets and other fixtures and fittings, tools and equipment as set out below.

€million	Buildings	Transponders (included within Space Segment)	Ground segment	Other fixtures and fittings, tools and equipment	31 December 2025
Right-of-use assets
Cost	110	455	153	2	720
Accumulated depreciation	(16)	(32)	(25)	(1)	(74)

Total	94	423	128	1	646

€million	Buildings	Transponders (included within Space Segment)	Ground segment	Other fixtures and fittings, tools and equipment	31 December 2024
Right-of-use assets
Cost	32	27	25	2	86
Accumulated depreciation	(15)	(10)	(10)	(1)	(36)

Total	17	17	15	1	50

Schedule of maturity analysis for non-derivative financial liabilities

€ million	2025	2024
Maturity analysis—contractual undiscounted cash flows
Within one year	110	19
After one year but not more than five years	412	28
More than five years	270	8

Total	792	55

Lease liabilities included in the statement of financial position at 31 December
Current	76	19
Non-current	559	32

Total	635	51

Schedule of depreciation charge and finance cost of right-of-use assets explanatory
Depreciation charge of
right-of-use
assets:

€million	2025	2024	2023
Buildings	12	5	6
Space segment)	33	15	9
Ground segment	16	4	3
Other fixtures and fittings, tools and equipment	1	1	1

Total	62	25	19

Finance cost:

€million	2025	2024	2023
Interest expense	19	2	2

Total	19	2	2